Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related party expenses
Total related party costs are included within cost of services and related party expenses in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Costs of services	$2,189	$1,859	$4,122
Related party expenses	9,395	9,452	9,132
Total related party costs	$11,584	$11,311	$13,254
Total related party costs are included within cost of services and related party expenses in the condensed statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
(in thousands)	2021	2020
Cost of services	$278	$574
Related party expenses	1,797	2,195
Total related party costs	$2,075	$2,769